Acquisitions - Summary of HPES Intangibles Assets Acquired (Details) - Hewlett Packard Enterprise Services $ in Millions	Apr. 01, 2017 USD ($)
Business Acquisition [Line Items]
Acquired intangible assets	$ 6,384
Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets	5,277
Developed technology
Business Acquisition [Line Items]
Acquired intangible assets	74
Third-party purchased software
Business Acquisition [Line Items]
Acquired intangible assets	642
Outsourcing contract costs
Business Acquisition [Line Items]
Acquired intangible assets	368
Other intangible assets
Business Acquisition [Line Items]
Acquired intangible assets	$ 23
Useful Lives (Years)	4 years
Minimum | Customer relationships
Business Acquisition [Line Items]
Useful Lives (Years)	10 years
Minimum | Developed technology
Business Acquisition [Line Items]
Useful Lives (Years)	2 years
Minimum | Third-party purchased software
Business Acquisition [Line Items]
Useful Lives (Years)	2 years
Maximum | Customer relationships
Business Acquisition [Line Items]
Useful Lives (Years)	13 years
Maximum | Developed technology
Business Acquisition [Line Items]
Useful Lives (Years)	7 years
Maximum | Third-party purchased software
Business Acquisition [Line Items]
Useful Lives (Years)	7 years